Average Annual Total Returns{- Fidelity® Series Government Money Market Fund} - 08.31 Fidelity Series Government Money Market Fund Series Class PRO-07 - Fidelity® Series Government Money Market Fund - Fidelity Series Government Money Market Fund -Default - Return Before Taxes
	Past 1 year	Since Inception
Total	2.27%	1.41%	[1]

[1]	(a)From April 22, 2016